Segments	6 Months Ended
Jun. 30, 2025
Segments [Abstract]
SEGMENTS

NOTE 10: - SEGMENTS

The Company operates as one operating segment. The Company’s chief operating decision maker (“CODM”) is its chief executive officer, who manages the Company’s business activities as a single operating and reportable segment at the consolidated level. Accordingly, our CODM uses consolidated net loss to measure segment profit or loss, allocate resources and assess performance based on consolidated net loss which is consistent with the basis the consolidated statements of operations are presented. The CODM considers net loss in the annual forecasting process and reviews actual results when making decisions about allocating resources.